Nifty India Financials ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 101.8%

India — 101.8%
Financials — 101.8%
Axis Bank *	16,642	$151,206
Bajaj Finance	1,959	127,124
Bajaj Finserv	1,129	134,978
Bajaj Holdings & Investment	1,577	70,174
Cholamandalam Investment and Finance	12,389	67,557
HDFC Asset Management	1,676	66,079
HDFC Bank *	28,648	545,985
HDFC Life Insurance *	15,451	143,572
Housing Development Finance	13,896	452,877
ICICI Bank *	53,377	392,865
ICICI Lombard General Insurance *	6,842	123,364
ICICI Prudential Life Insurance *	12,208	80,483
Kotak Mahindra Bank *	5,179	121,592
Mahindra & Mahindra Financial Services *	18,675	39,610
Piramal Enterprises	3,764	67,658
Power Finance	36,579	55,049
REC	29,230	53,083
SBI Life Insurance *	11,620	137,677
Shriram Transport Finance	5,897	104,373
State Bank of India *	38,055	147,140

Total Common Stock
(Cost $2,645,235)		3,082,446

Total Investments - 101.8%
(Cost $2,645,235)		$3,082,446

Percentages based on Net Assets of $3,027,028.

*	Non-income producing security.

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ending January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

IND-QH-001-0100